Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Revenue and Operating Results by Segments	The revenue and operating results by segments were as follows:
	For the six months ended June 30, 2025
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$97,833	$24,345	$100,131	$-	$222,309
Operating cost and expenses
Integrated service cost	-	(12,582)	(88,882)	-	(101,464)
Promotional service and selling expenses	(95,556)	(6,559)	(2,969)	-	(105,084)
General and administrative expenses	(2,376)	(511)	(10,325)	(1,976)	(15,188)
Research and development expenses	(328)	(465)	(973)	-	(1,766)
Total operating costs and expenses	(98,260)	(20,117)	(103,149)	(1,976)	(223,502)
Total other income/(expenses), net (1)	57	(110)	(939)	(3,059)	(4,051)
Segment (loss)/income before tax	$(370)	$4,118	$(3,957)	$(5,035)	$(5,244)

	For the six months ended June 30, 2026
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$126,159	$28,007	$122,344	$-	$276,510
Operating cost and expenses
Integrated service cost	-	(24,763)	(116,549)	-	(141,312)
Promotional service and selling expenses	(115,653)	(8)	(3,928)	(27)	(119,616)
General and administrative expenses	(2,371)	(1,225)	(2,152)	(997)	(6,745)
Research and development expenses	(470)	(1,009)	(1,058)	-	(2,537)
Total operating costs and expenses	(118,494)	(27,005)	(123,687)	(1,024)	(270,210)
Total other expenses, net(1)	(287)	(209)	(1,258)	(226)	(1,980)
Segment (loss)/income before tax	$7,378	$793	$(2,601)	$(1,250)	$4,320

(1)	Included net of financial expenses, investment income and others.

Schedule of Total Assets by Segments

The total assets by segments as of December 31, 2025 and as of June 30, 2026 were as follows:

	As of December 31,	As of June 30,
	2025	2026
	(Audited)	(Unaudited)
Segment assets
Auto eInsurance service	$62,550	$70,254
Technology service	35,906	44,030
Auto service	151,165	150,068
Others	3,575	2,119
Total segment assets	$253,196	$266,471